FINANCIAL RISK MANAGEMENT (Details) - Currency Risk £ in Millions	12 Months Ended
Dec. 31, 2017 GBP (£)
Disclosure of financial risk management [text block] [Abstract]
Other comprehensive income, net of tax, hedges of net investments in foreign operations	£ 41
Gains (losses) on hedges of net investments in foreign operations, before tax	(11)
Gains (losses) on hedges of net investments in foreign operations, net of tax	£ (8)